SCHEDULE OF PREPAYMENT AND OTHER CURRENT AND NON-CURRENT ASSETS, NET (Details) (Parenthetical)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Prepayment And Other Current Assets Net And Other Non-current Assets Net
Prepaid marketing and business development expenses	$ 1,596,166	[1]	$ 12,450,100	$ 719,286	[1]
Prepaid strategic advisory fees	$ 333,137	[2]	$ 2,598,468		[2]

[1]	Prepaid marketing and business development expenses represent prepayments made by the Company for marketing and business development activities. As of December 31, 2025, the Company’s prepaid marketing and business development expenses totalling HK$12,450,100. These amounts are expected to be recognized as selling and marketing expenses in the next financial year, as the associated performance obligations are satisfied and services are received.
[2]	Prepaid professional fees represent prepayments made by the Company driven by post-IPO strategic initiatives. As of December 31, 2025, the Company’s prepaid professional fees totaled HK$2,598,468. These amounts are expected to be recognized as general and administrative expenses in the next financial year, as the associated performance obligations are satisfied and services are received.